Consolidated Statements of Comprehensive Income	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Financing income	¥ 1,255,487,959	$ 197,013,457	¥ 2,102,664,997	¥ 3,510,054,957
Guarantee income	3,934,761	617,450	826,197,593
Loan facilitation income and other related income	39,531,049	6,203,284	131,633,096	2,297,413,315
Transaction services fee and other related income	151,693,310	23,803,991	(136,542,213)	2,199,463,876
Total revenues	1,654,042,540	259,555,367	3,687,973,887	8,840,043,542
Cost of revenues:
Cost of goods sold	(78,532,651)	(12,323,487)	(645,082,780)	(366,014,556)
Cost of other revenues	(220,193,581)	(34,553,179)	(217,271,212)	(535,772,612)
Total cost of revenues	(298,726,232)	(46,876,666)	(862,353,992)	(901,787,168)
Operating expenses:
Sales and marketing	(127,376,379)	(19,988,133)	(293,282,118)	(280,615,518)
General and administrative	(443,275,523)	(69,559,599)	(285,905,509)	(286,059,239)
Research and development	(141,263,820)	(22,167,376)	(170,690,876)	(204,780,905)
Changes in guarantee liabilities and risk assurance liabilities (including changes in guarantee liabilities amounts of RMB 116,592,666, RMB 939,954,125 and RMB 22,265,996 (US$ 3,412,413), change in risk assurance liabilities amounts of RMB nil, RMB 203,473,526 and RMB -110,160,462 (US$ -16,882,829) for the year ended December 31, 2018, 2019 and 2020, respectively).	201,602,185	31,635,782	87,894,466	(1,143,427,651)
Provision for receivables and other assets	151,816,830	23,823,373	(1,641,362,182)	(2,283,126,141)
Impairment loss from long-lived assets	(156,394,433)	(24,541,699)
Total operating expenses	(514,891,140)	(80,797,652)	(2,303,346,219)	(4,198,009,454)
Other operating income	82,273,807	12,910,556	343,324,461	108,508,163
Income from operations	922,698,975	144,791,605	865,598,137	3,848,755,083
Interest and investment income, net	129,455,869	20,314,450	708,250,666	24,291,607
Loss from equity method investments	(221,798,009)	(34,804,948)	(370,038,652)	(3,419,825)
Unrealized gain on derivative instruments	17,375,517	2,726,598
Foreign exchange gain/(loss), net	(51,356)	(8,060)	(107,144)	6,635,208
Other income	5,213,254	818,074	26,357,832	24,583,469
Other expenses	(6,485,205)	(1,017,670)	(9,262,586)	(10,323,771)
Net income before income taxes	846,409,045	132,820,049	1,220,798,253	3,890,521,771
Income tax expenses	(260,482,067)	(40,875,320)	(261,979,592)	(626,233,846)
Net income	585,926,978	91,944,729	958,818,661	3,264,287,925
Less: net loss attributable to noncontrolling interests	(3,147,100)	(493,848)
Net income attributable to Qudian Inc.'s shareholders	589,074,078	92,438,577	958,818,661	3,264,287,925
Other comprehensive income/(loss)
Foreign currency translation adjustment	(7,577,408)	(1,189,061)	(38,454,600)	31,893,073
Total comprehensive income	578,349,570	90,755,668	920,364,061	3,296,180,998
Less: comprehensive loss attributable to noncontrolling interests	(3,147,100)	(493,848)
Total comprehensive income attributable to Qudian Inc.'s shareholders	¥ 581,496,670	$ 91,249,516	¥ 920,364,061	¥ 3,296,180,998
Common Class A and Class B [Member]
Earnings per for class A and class B
Basic | (per share)	¥ 2.32	$ 0.36	¥ 3.78	¥ 11.72
Diluted | (per share)	¥ 2.27	$ 0.36	¥ 3.59	¥ 10.94
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	253,438,807	253,438,807	253,658,448	278,531,382
Diluted	266,292,869	266,292,869	274,333,161	300,457,711
American Depositary Shares [Member]
Earnings per for class A and class B
Basic | (per share)	¥ 2.32	$ 0.36	¥ 3.78	¥ 11.72
Diluted | (per share)	¥ 2.27	$ 0.36	¥ 3.59	¥ 10.94
Sales Commission Fee [Member]
Revenues:
Revenues	¥ 35,411,010	$ 5,556,760	¥ 80,991,883	¥ 356,811,512
Sales Income and others [Member]
Revenues:
Revenues	100,668,099	15,797,020	610,793,584	431,945,882
Penalty fees [Member]
Revenues:
Revenues	¥ 67,316,352	$ 10,563,405	¥ 72,234,947	¥ 44,354,000